Property, Plant and Equipment (Tables)	6 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Plant and machinery	Leasehold premises	Computer systems and office equipment	Renovation	Tester and tools	Motor vehicles	Total	Total
	RM	RM	RM	RM	RM	RM	RM	US$
Cost:
Balance at July 1, 2024	9,308,392	2,801,531	1,826,103	1,619,305	2,392,201	124,637	18,072,169	4,455,663
Additions	159,419	863,305	26,688	27,540	16,203	11,000	1,104,155	272,227
Write-off	(2,827,271)	(695,627)	(31,480)	(102,810)	(98,084)	-	(3,755,272)	(925,856)
Balance at June 30, 2025	6,640,540	2,969,209	1,821,311	1,544,035	2,310,320	135,637	15,421,052	3,802,034
Additions	180,414	-	14,104	4,850	-	-	199,368	49,154
Write-off	-	-	-	-	(7,780)	-	(7,780)	(1,918)
Balance at December 31, 2025	6,820,954	2,969,209	1,835,415	1,548,885	2,302,540	135,637	15,612,640	3,849,270

Accumulated depreciation
Balance at July 1, 2024	6,812,295	1,766,542	1,761,471	1,312,310	2,047,152	76,708	13,776,478	3,396,568
Depreciation	485,495	469,835	36,806	81,151	140,517	10,637	1,224,441	301,884
Write-off	(2,827,267)	(347,813)	(31,467)	(102,808)	(98,069)	-	(3,407,424)	(840,095)
Balance at June 30, 2025	4,470,523	1,888,564	1,766,810	1,290,653	2,089,600	87,345	11,593,495	2,858,357
Depreciation	222,253	248,670	16,392	36,255	66,330	6,235	596,135	146,976
Write-off	-	-	-	-	(3,359)	-	(3,359)	(828)
Balance at December 31, 2025	4,692,776	2,137,234	1,783,202	1,326,908	2,152,571	93,580	12,186,271	3,004,505

Carrying amount
Balance at June 30, 2025	2,170,017	1,080,645	54,501	253,382	220,720	48,292	3,827,557	943,677

Balance at December 31, 2025	2,128,178	831,975	52,213	221,977	149,969	42,057	3,426,369	844,765